PROVISION (REVERSAL OF PROVISION) OF LONG-TERM RECEIVABLES	12 Months Ended
Dec. 31, 2016
PROVISION (REVERSAL OF PROVISION) OF LONG-TERM RECEIVABLES

14. PROVISION (REVERSAL OF PROVISION) OF LONG-TERM RECEIVABLES

	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	RMB	US$
				(Note 3)

Provision (reversal of provision) of long term receivables	(17,927,763)	8,439,580	—	—

Total	(17,927,763)	8,439,580	—	—

The Group prepaid RMB20.0 million to a supplier for purchasing computers and equipment in 2011. Due to game’s performance being much lower than expectations, the Group cancelled the purchase plan and requested for a refund on the prepayment from the supplier in 2013. However, the supplier did not have enough funds to return all prepayment which was deemed a strong indicator that recovery of the refund is doubtful. In February 2014, the Group agreed a repayment schedule with the supplier, under which the prepayment is required to be refunded in four installments during the next three years, and the first installment, which was RMB2.0 million, had been received in March, 2014.

Due to the significant doubts as to the collectability of the remaining amount, management provided an allowance for the remaining prepayment receivable of RMB17.9 million as of December 31, 2013. The Company continued to negotiate with the supplier for the settlement of remaining receivables. In December 2014, the supplier promised to repay all the remaining RMB17.9 million before March 31, 2015. The Group revaluated the collectability of the receivables and determined the payments can be collected and therefore reversed the allowance of RMB17.9 million as of December 31, 2014. In March, 2015, the Group received payment of RMB17.9 million from the supplier.

In 2009, the Group engaged an agent to facilitate the refund to game players and provided an advance payment to the agent for RMB 43.3 million for this purpose. In 2013, 2014 and 2015, nil were refunded to game point card holders through the agent, respectively. In February 2012, the Group entered into an agreement with the agent pursuant to which the agent will refund the advance to the Group in installments over a five year period after deducting any further refunds paid to game point card holders. As of December 31, 2015, the Group wrote off the remaining RMB 8.4 million receivable because it is unlikely that the agent will refund to us since the business relationship between the Group and the agent have been terminated.